      As filed with the Securities and Exchange Commission on June 6, 2008

                                                              File No. 033-87376
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                               [_]
   Post-Effective Amendment No. 32                                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 127                                                         [X]

                        (Check appropriate box or boxes.)

                                   ----------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                                   ----------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                                   ----------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                   ----------

                               John H. Beers, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485

[_]  on _________ pursuant to paragraph (b) of Rule 485

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]  _______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                   ----------

    Title of Securities Being Registered: Deferred variable annuity contracts
================================================================================

    Supplement to Prospectus for Phoenix Spectrum Edge(R)+ Variable Annuity
                       PHL Variable Accumulation Account

This supplement amends the prospectus dated May 1, 2008 and should be read with that prospectus. This supplement and the related prospectus together constitute
a new prospectus dated           , 2008.

            The following changes are effective on           , 2008

Subject to state approval, a new optional guaranteed benefit is available for
purchase with the contract. Effective           , 2008, we will offer Phoenix
Flexible Withdrawal Protector: A Guaranteed Minimum Withdrawal Benefit, which you may also select with an Extended Care Enhancement for an additional fee and subject to state availability. Except where specified, all terms and conditions that apply to Phoenix Flexible Withdrawal Protector apply equally whether or not you have added the Extended Care Enhancement.

Once Phoenix Flexible Withdrawal Protector is approved in a state and we make it available, GMWB 2007 will no longer be available to applicants in that state. In addition to Phoenix Flexible Withdrawal Protector which is described below, the contract offers a guaranteed minimum accumulation benefit (GMAB) and a guaranteed minimum income benefit (GMIB), each of which can be elected separately. You may elect only one of these riders for your contract and currently the riders are only available at the time you buy the contract. Each rider has its own fee, is intended to provide certain benefits, and may entail certain risks. This supplement along with the prospectus provides information about those factors for the riders available with the contract. You should carefully consider these factors in consultation with your registered representative to determine if electing an optional guaranteed benefit is suitable for your goals. You should know that once a guaranteed benefit is terminated, you cannot re-elect or reinstate it. Any amounts payable under an optional guaranteed benefit in excess of your Contract Value are based on the claims-paying ability of PHL Variable Insurance Company.

      The following changes are made to the prospectus dated May 1, 2008

The following information is added to the table of "Optional Benefit Fees" beginning on page 5.

                     PHOENIX FLEXIBLE WITHDRAWAL PROTECTOR
           GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER FEE/1/
             Available           , 2008 subject to state approval

----------------------------------------------------------------------------------------------
 Fees are expressed as a percentage of the greater of the Benefit Base/2/ and Contract Value
----------------------------------------------------------------------------------------------
                                                        Single Life Option Spousal Life Option
Maximum fee without Extended Care Enhancement..........        2.50%              2.50%
Maximum additional fee to add Extended Care Enhancement        0.50%              0.50%

Current fee without Extended Care Enhancement..........        0.85%              1.15%
Current additional fee to add Extended Care Enhancement        0.20%              0.20%

/1/ If you choose this rider, you must allocate all premium and contract value to an approved asset allocation program. The rider fee is deducted on each rider anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option, the GIA and the MVA in which the contract has value. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the rider year elapsed from the surrender proceeds or the contract value, respectively.

/2/ The Benefit Base for Phoenix Flexible Withdrawal Protector is an amount used to calculate the value of the benefit(s) provided by the rider. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in "Optional Benefits" for information about how the Benefit Base is calculated and used.

The following paragraph is added as the last paragraph in the section called "Overview" on page 8.

  You may elect one of the following optional benefits with the contract:

   . a Guaranteed Minimum Accumulation Benefit (GMAB), also called Phoenix Principal Protector,

   . a Guaranteed Minimum Income Benefit (GMIB), also called Phoenix Income Protector, or

   . a Guaranteed Minimum Withdrawal Benefit (GMWB), also called Phoenix Flexible Withdrawal Protector, available, for an additional fee, with an Extended Care Enhancement.

We call these benefits "Optional Guaranteed Benefits". These benefits are provided by rider and have their own fees. If you elect an Optional Guaranteed Benefit other than GMIB, you must allocate all premium and contract value to an asset allocation program we approve for use with these riders. For more information, see "Deductions and Charges", "Additional Programs" and "Optional Benefits".

                                   TF1015 1

The section called "Expense Examples" is deleted and replaced with the following:

EXPENSE EXAMPLES

These examples will help you compare the cost of investing in the contract if you elect the Phoenix Flexible Withdrawal Protector Rider with the Extended Care Enhancement. These examples reflect the maximum charges under the contract including the maximum fee of 3.00% for the Phoenix Flexible Withdrawal Rider with Extended Care Enhancement.

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

                        Death Benefit Option 1
                        ----------------------

                        1 Year     3 Years     5 Years 10 Years
                        ---------------------------------------
                        $1,222     $2,209      $3,174   $5,673

                        Death Benefit Option 2
                        ----------------------

                        1 Year     3 Years     5 Years 10 Years
                        ---------------------------------------
                        $1,236     $2,249      $3,236   $5,773

If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,222 $2,209  $2,904   $5,673

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,236 $2,249  $2,966   $5,773

If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $592  $1,759  $2,904   $5,673

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $606  $1,799  $2,966   $5,773

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/07.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the fund and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

                                   TF1015 2

The last two bullets of the section called "Allocation of Premiums and Contract Value" on page 8 are deleted and replaced with the following:
   We offer several asset allocation programs to all contract owners on an optional basis. In order to elect any Optional Guaranteed Benefit except Phoenix Income Protector, a Guaranteed Minimum Income Benefit, you must allocate all premium payments and Contract Value to one of the programs approved for use with those benefits. We may offer other programs in the future, however, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of the Company. For more information about the programs, refer to "Asset Allocation and Strategic Programs" below.

The last paragraph of the section called "Deductions and Charges", "Guaranteed Minimum Withdrawal Benefit Fee" on page 13 is deleted and the following sections are added at the end of that section.

   Phoenix Flexible Withdrawal Protector
   If you have elected Phoenix Flexible Withdrawal Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.

       Sample calculation of the rider fee

          Assume that you have reached the end of first rider year, and that your rider fee percentage is 0.85%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.

          The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.

          Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5% * ($100,000 + $10,000)] = $7,150.

          The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the Benefit Base on the rider date ($100,000) plus the roll-up amount for the first rider year ($7,150) plus the subsequent premiums made during the first rider year ($10,000). The Benefit Base after roll-up is therefore $117,150 ($100,000 + $7,150 + $10,000).

          Your rider fee is $996 (0.85% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $109,504 ($110,500-$996).

          When we calculate the step-up, we begin that calculation using the current Contract Value, which in this example is $109,504.

       The maximum fee percentage for Phoenix Flexible Withdrawal Protector is 2.50% and the maximum additional fee percentage to add the optional Extended Care Enhancement is 0.50%. The current fee for Phoenix Flexible Withdrawal Protector varies depending on whether the single life or spousal life option is selected. While we do not currently do so, we may in the future charge different fees depending on the asset allocation program you select. See the table of "Optional Benefit Fees" for details.

       Additionally, we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider.

       In any case, the fee will not exceed the maximum percentage. See "Optional Benefits", "Phoenix Flexible Withdrawal Protector" for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

       Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option, GIA and MVA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts. If you surrender the contract on a date other than a contract anniversary, we will deduct a proportional rider fee from the amount paid on surrender. If the rider terminates, we will deduct a proportional rider fee on the date of termination.

The seventh sentence of the section called "Deductions and Charges", "Surrender Charges" on page 14 is deleted and replaced with the following:

   Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years.

                                   TF1015 3

The section called "Additional Programs" along with the sub-sections called "Asset Allocation and Strategic Programs", "Selecting a Program and Option" and "Program Required for GMAB and GMWB" beginning on page 16 are hereby deleted and replaced with the following:

   Additional Programs
   If you have any Optional Guaranteed Benefit other than Phoenix Income Protector (GMIB), attached to your contract, you must elect and continue to participate in an approved asset allocation program or the Optional Guaranteed Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program; however, in the future we may vary the fee for the Optional Guaranteed Benefit based on the program you choose. See the table of "Optional Benefit Fees" for the current Optional Benefit Fees.

   Provided that you do not have any Optional Guaranteed Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

   We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Guaranteed Benefits in the future.

   Asset Allocation and Strategic Programs
   Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Guaranteed Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Guaranteed Benefit is provided below.

   We do not currently charge for participating in the programs or their options. We may, on a prospective basis, charge fees for individual programs. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in "Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs." Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

   Selecting a Program and Option-Contracts without Optional Guaranteed Benefits If you have not elected an Optional Guaranteed Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

   When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

   Selecting a Program and Option-Contracts with Optional Guaranteed Benefits If you purchase a contract with an Optional Guaranteed Benefit, other than Phoenix Income Protector (GMIB), you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. If we are then charging different fees for Optional Benefits based on the approved asset allocation program you select, changing programs or options may change the fee for the Optional Guaranteed Benefit on your contract.

                                   TF1015 4

   Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Guaranteed Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Guaranteed Benefit.

   We currently offer the programs listed below. Except as noted, these programs are approved programs for use with the Optional Guaranteed Benefits.

   .  Franklin Templeton Founding Investment Strategy, and

   . Phoenix-Ibbotson Strategic Asset Allocation (Phoenix-Ibbotson Strategic Asset Allocation Aggressive Growth model not available with Phoenix Flexible Withdrawal Protector)

   A brief description of each program follows.

   .  Franklin Templeton Founding Investment Strategy

      Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

       .  Franklin Income Securities Fund - 34%

       .  Mutual Shares Securities Fund - 33%

       .  Templeton Growth Securities Fund - 33%

   .  Phoenix-Ibbotson Strategic Asset Allocation

      PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

       .  Conservative Portfolio

       .  Moderately Conservative Portfolio

       .  Moderate Portfolio

       .  Moderately Aggressive Portfolio

       .  Aggressive Portfolio

      On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

   . Phoenix Dynamic Asset Allocation Series-Closed to new investment effective March 24, 2008

      The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

       .  Phoenix Dynamic Asset Allocation Series: Moderate

       .  Phoenix Dynamic Asset Allocation Series: Moderate Growth

       .  Phoenix Dynamic Asset Allocation Series: Growth

       .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth

For contracts issued beginning on           , 2008, the Guaranteed Amount
Factors 1 and 2 described in the "Guaranteed Amount" sub-section of the section called "Optional Benefits" on page 19 are equal to 1.00.

                                   TF1015 5

The following new sub-section is added to the section called "Guaranteed Minimum Withdrawal Benefit (GMWB)" within the section called "Optional Benefits" on page 22.

                    Phoenix Flexible Withdrawal Protector:
                    A Guaranteed Minimum Withdrawal Benefit

   Summary of Benefit
   Beginning           , 2008, subject to state approval and our implementation
   of the rider in the various states, you may purchase the Phoenix Flexible Withdrawal Protector and may also select the optional Extended Care Enhancement with the rider for an additional charge. When you elect the Phoenix Flexible Withdrawal Protector, the GMWB component is automatically included. You must elect the Extended Care Enhancement to be included as part of the rider at the time you purchase the contract. Currently, these benefits are only available for purchase at the time you buy the contract and you may only purchase one Optional Guaranteed Benefit with the contract. As with the other guaranteed minimum withdrawal benefits (GMWBs) that have been offered with this contract, Phoenix Flexible Withdrawal Protector guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations which are described below. Phoenix Flexible Withdrawal Protector provides a lifetime benefit for the lifetime of one person if the single life option is elected, or for the lifetime of the surviving spouse if the spousal life option is elected.

   We call the annual amount of this lifetime benefit, the Annual Benefit Amount. As noted below, the Annual Benefit Amount represents two distinct values depending on whether or not your Contract Value is greater than zero. We calculate the Annual Benefit Amount on the later of the date you make the first withdrawal and the Benefit Eligibility Date. On the date it is calculated, the Annual Benefit Amount equals a percentage based upon the youngest Covered Person's attained age, multiplied by a value we call the Benefit Base. See the definition of "Covered Person" below. The Benefit Base is a value we calculate as described below for determining the Annual Benefit Amount. Certain transactions and events under the contract can increase or decrease the Benefit Base. In turn, these transactions and events can increase or decrease the Annual Benefit Amount thereby affecting the amount you receive in payments or withdrawals under the benefit. We describe the calculation of these values, and how various contract transactions and events affect these values below.

   Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals
   Provided that no withdrawals have been made from the contract prior to the Benefit Eligibility Date defined below, Phoenix Flexible Withdrawal Protector guarantees a minimum amount of withdrawals you can take from the contract each year after the Benefit Eligibility Date.

   If you have taken withdrawals from the contract prior to the Benefit Eligibility Date, a reduced withdrawal amount may still be available once you reach the Benefit Eligibility Date. However, if you take withdrawals before the Benefit Eligibility Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.

   After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals while the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. Please see the chart of "Special Risks Associated with Withdrawals" at the end of this section for details. Additionally, withdrawals that exceed the contract's free withdrawal amount are subject to any surrender charges imposed under the contract.

   Annual Benefit Amount when Contract Value is zero: Guaranteed Payments
   If your Contract Value goes to zero and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option and until the death of the surviving spouse under the spousal life option.

   Asset Allocation or Strategic Program Requirement
   If you purchase Phoenix Flexible Withdrawal Protector, you must select one of the approved asset allocation programs when allocating your premium payments and Contract Value. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program to another approved program the Company may make available; however, the fee for the rider may vary depending on the program or option you choose. See the table of "Optional Benefit Fees" for details. We reserve the right to restrict availability of investment options and programs.

   Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling out of programs altogether will cause the rider to terminate without value. You may request to later re-enroll in a program however, re-enrollment will not reinstate the rider. If a program is eliminated while the rider is in effect, you will receive notice and

                                   TF1015 6
   you must choose among the other approved programs available. You should make your choice in consultation with your registered representative. Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector Since the rider is purchased with the contract, the rider date is the same as the contract date and rider years are measured the same as contract years.

"Annual Benefit Percentage" is a percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below.

            Single Life  Annual Benefit Spousal Life Annual Benefit
            Attained Age   Percentage   Attained Age   Percentage
            -------------------------------------------------------
                <60            0%           <65            0%
            -------------------------------------------------------
               60-79           5%          65-79           5%
            -------------------------------------------------------
               80-84           6%          80-84           6%
            -------------------------------------------------------
                85+            7%           85+            7%

   "Benefit Eligibility Date" is the date the benefit provided by the rider is first available to you.

       . For the single life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.

       . For the spousal life option, the Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

   "Covered Person(s)" means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.

       . For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.

       . For the spousal life option, Covered Persons must be two legal spouses under federal law. If there is one natural person owner, the owner and the owner's spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other's beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

   Benefit Base
   The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, the Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero the Annual Benefit Amount is the amount we will pay to you each year.

   Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial premium payment. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. We will reduce the Benefit Base if cumulative withdrawals in a rider year are more than the Annual Benefit Amount. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. However, under no circumstances will the Benefit Base ever exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage, currently 500%, multiplied by the initial premium plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent premiums in the first rider year, plus 100% of other subsequent premiums.

   Sample calculation of the Maximum Benefit Base

       Assume that the initial premium on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).

       Now assume that you make an additional premium payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].

       Then assume that you make another premium payment of $15,000, but that this premium payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].

                                   TF1015 7

       Events and features causing recalculation of the Benefit Base

..  Premium Payments Received After the Rider Date

   If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. If withdrawals have been made from the contract, we will not increase the Benefit Base as a result of premium payments made after the rider date.

..  Roll-up Feature

   The GMWB rider includes a roll-up feature. A roll-up feature allows for an increase, or "roll-up," in the Benefit Base during a specified period of time, called the roll-up period so long as no withdrawals have been taken from the contract. Currently, the roll-up period is the greater of the 10-year period since the rider date and 10 years from the last rider anniversary on which an automatic step-up, described below, occurs. In no event can the roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 80 or the younger Covered Person's age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, "subsequent premium payments" means premium payments received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%.

..  Rider Anniversaries During the Roll-up Period

   On each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will be set equal to the greatest of the following:

  . the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);

  .  the Benefit Base then in effect; and

  . the sum of (i) the Benefit Base on the prior rider anniversary, (ii) the roll-up amount for the prior rider year, and (iii) subsequent premium payments received during the prior rider year.

   Once a withdrawal has been taken from the contract, the roll-up feature will be discontinued, and no further roll-up calculations will occur.

..  The Rider Anniversary Following the End of the Roll-Up Period

   If the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period. The amount of the re-calculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person had not attained age 70 by the rider anniversary immediately following the end of the roll-up period then, we will re-calculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.

    1.Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following:

       . the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

       .  the Benefit Base then in effect;

       .  the sum of (i) the Benefit Base on the prior rider anniversary,
          (ii) the roll-up amount for the prior rider year, if any, and
          (iii) subsequent premium payments received during the prior rider year.

    2.Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following:

       . the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

       .  the Benefit Base then in effect;

       .  the Benefit Base Multiplier, currently 200%, multiplied by the sum of
          (i) the Benefit Base on the rider date, and (ii) all subsequent premium payments received during the first rider year;

                                   TF1015 8

       .  the sum of (i) the Benefit Base on the prior rider anniversary,
          (ii) the roll-up amount for the prior rider year, if any, and
          (iii) subsequent premium payments received during the prior rider year.

    3.Assuming the youngest Covered Person attained age 70 after the rider anniversary following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following:

       . the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);

       .  the Benefit Base then in effect;

       .  the Benefit Base Multiplier, currently 200%, multiplied by the sum of
          (i) the Benefit Base on the rider date and (ii) all subsequent premium payments received during the first rider year.

..  Each Rider Anniversary After the Earlier of the First Withdrawal and the
   Rider Anniversary Following the End of the Roll-Up Period

  On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following:

     . the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and

     .  the Benefit Base then in effect.

..  Automatic Step-Up Feature

  The Phoenix Flexible Withdrawal Protector rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect. If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or "step-up" the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, any roll-up recalculations will not be affected by your decision to suspend the step-up. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

..  Taking Withdrawals

  Taking withdrawals may impact the Benefit Base depending on whether they exceed the Annual Benefit Amount.

  . If cumulative withdrawals in any rider year do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

  . If a withdrawal causes the cumulative withdrawals in any rider year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permissive withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.

  . You should know that, currently, withdrawals taken to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

   For IRA and qualified plan contracts, cumulative withdrawals during a rider year will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

    (a) =the current Annual Benefit Amount;

    (b) =the RMD for the 1st calendar year during the rider year; and

    (c) =the RMD for the 2nd calendar year during the same rider year.

                                   TF1015 9

   Sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount

   Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.

   Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person's attained age on the date of first withdrawal. Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.

   Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375.

You should know that withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals that do not exceed the Annual Benefit Amount are considered to be within the contract's free withdrawal amount. However, withdrawals above the Annual Benefit Amount are subject to any surrender charges imposed under the contract. Please see "Surrender of Contract and Withdrawals" and "Federal Income Taxes" for more information.

Extended Care Enhancement
The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. This feature is subject to state availability.

Conditions

We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and at least 12 months must have elapsed since the rider date.

  . A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.

  . A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.

No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.

If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.

                                   TF1015 10

Payment of the Annual Benefit Amount when the Contract Value is greater than zero
You may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See "Systematic Withdrawal Program" for additional details about how to use this program and the program's restrictions.

Payment of the Annual Benefit Amount when the Contract Value is zero
If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

Maximum Maturity Date Benefit
If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See "The Annuity Period"

Termination of Phoenix Flexible Withdrawal Benefit
The rider will terminate without value on the date the first of any of the following events occur:

   1. any Covered Person is changed;

   2. annuity payments begin under an annuity payment option as described in the contract;

   3. the contract, to which the rider is attached, terminates;

   4. the owner elects to terminate the rider;

   5. any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;

   6. the Contract Value and Benefit Base are both reduced to zero;

   7. any Covered Person under the single life option, or the surviving Covered Person under the spousal life option dies; or

   8. you assign any rights or interest in the rider.

Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.

Special Risks Associated with Withdrawals
The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered "permitted" or "excess" is described in the section "Taking Withdrawals", in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract.

-------------------------------------------------------------------------------
                                                         Permitted    Excess
 Scenario                                No Withdrawals Withdrawals Withdrawals
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Automatic Contract Value reduction                          X           X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Reduction to Benefit Base                                               X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Gives you the highest potential Annual
   Benefit Amount available under the
   rider/1/                                    X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Cancels your ability to have
   subsequent premium payments
   automatically increase the
   Benefit Base                                              X           X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 During the Roll-Up Period, cancels
   your ability to "roll-up" and
   increase your Benefit Base                                X           X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Reduces the likelihood of an Automatic
   Step-Up/2/                                                X           X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Premium Payments increase the
   Benefit Base                                X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Potential to terminate the rider
   without value if reduces the
   Contract Value to zero                                                X
-------------------------------------------------------------------------------

                                   TF1015 11

-------------------------------------------------------------------------------
                                                         Permitted    Excess
 Scenario                                No Withdrawals Withdrawals Withdrawals
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Permanently sets the Annual Benefit
   Percentage                                                X           X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Permanently sets the Annual Benefit
   Amount if the Contract Value is
   reduced to zero and the Benefit Base
   is greater than zero                                      X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Potential surrender charges                                             X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Potential Premium Taxes and/or federal
   income tax consequences                                   X           X
-------------------------------------------------------------------------------

/1/ The potential Annual Benefit Amount is greatest if at the end of the Roll-Up Period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.

/2/ In order to obtain an Automatic Step-Up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to Step-Up your Benefit Base.

               PLEASE KEEP THIS INFORMATION WITH YOUR PROSPECTUS

                                   TF1015 12

The purposes of this filing are to establish a class identifier for a contract that was in existence prior to February 6, 2006 and to add an optional guaranteed minimum withdrawal benefit to the Phoenix Spectrum Edge(R)+contract.

                                    PART A

                                    PART B

This filing incorporates by reference the prospectus and Statement of Additional information contained in Post-Effective Amendment No. 31 to Registration Statement on Form N-4 (File No. 033-87376) filed via EDGAR on May 1, 2008. Versions A, B and C are not affected by this filing.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)Financial Statements

  (1)The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2007; Statement of Operations for the year ended December 31, 2007; Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006; and Notes to Financial Statements.*

  (2)The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheet as of December 31, 2007 and 2006; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005; Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.*

* To be filed by amendment.

(b)Exhibits

  (1)Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

  (2)Not Applicable.

  (3)Distribution of Contracts

     (a)Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.

     (b)Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registration Statement Form N-4 (File No. 033-87376), Post-Effective Amendment
        No. 23, filed via EDGAR, on April 25, 2005.

  (4)(a) Form of Variable Annuity Contract D601 (Big Edge Choice) is incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

     (b)Form of Variable Annuity Contract D602 (formerly, Big Edge Choice II, now referred to as Phoenix Edge--VA) is incorporated by reference to Post-Effective Amendment No. 9 (File No. 033-87376) on Form N-4 Registration Statement, filed via EDGAR on July 15, 1999.

     (c)Form of Contract D611 (Spectrum Edge), is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4 (File No. 033-87376) filed via EDGAR on September 13, 2001.

     (d)Guaranteed Minimum Income Benefit Rider, Form Number DR81, is incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

     (e)Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

     (f)Enhanced Option 1 Rider, Form DR46, filed via EDGAR on Registration Statement Form N-4 (File No. 033-87376), Post-Effective Amendment No. 25 on July 26, 2005.

     (g)Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

     (h)Waiver of Withdrawal Charge for Nursing Home Confinement and Terminal Illness Rider, Form No. 08HNW, is incorporated by reference to Post-Effective Amendment No. 31 on Form N-4 (File No. 033-87376) filed via EDGAR on May 1, 2008.

     (i)Guaranteed Minimum Withdrawal Benefit Rider, Form No. 08GMWB, is incorporated by reference to Post-Effective Amendment No. 20 on Form N-4 (File No. 333-68164) filed via EDGAR on May 28, 2008.

  (5)(a) Form of Application (Big Edge Choice) is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 033-87376) Registration Statement dated July 20, 1995, filed via EDGAR on
     February 27, 1996.

     (b)Form of Application (Form No. OL2744) (formerly the Big Edge Choice II, now referred to as Phoenix Edge--VA) is incorporated by reference to Form N-4, Post-Effective Amendment No. 9 (File No. 033-87376), filed via EDGAR on July 15, 1999.
     (c)Form of Application (Form No. OL3174) (Spectrum Edge) with Post-Effective Amendment No. 13 (File No. 033-87376), filed via EDGAR, on September 13, 2001.

  (6)(a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

     (b)Amended and Restated Bylaws of PHL Variable Insurance Company, effective May 16, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2004.

  (7)Not Applicable.

  (8)(a) Participation Agreements.

  (1) Amended and Restated Participation Agreement dated April 4, 2008 among
      PHL Variable Insurance Company, WangerAdvisors Trust, Columbia Wanger
      Asset Management, LLP and Columbia Management Distributors, Inc. is incorporatedby reference to Post-Effective Amendment No. 8 to Form N-4
      (File No. 333-123040) filed via EDGAR on April 30, 2008.

  (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton
          Variable Insurance Products Trust, Franklin Templeton Distributors,
          Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable
          Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

      (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin
          Templeton Variable Insurance Products Trust, Franklin Templeton
          Distributors, Inc., Phoenix Home Life Mutual Insurance Company and
          PHLVIC, is incorporated by reference to Post-Effective Amendment
          No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30,
          2004.

      (c) Amendment to Participation Agreement as of May 3, 2004 by and among
          Franklin Templeton Variable Insurance Products Trust,
          Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant's
          Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778,) filed via EDGAR on April 26, 2006.

      (d) Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust,
          Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post Effective Amendment
          No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on
          August 14, 2006.

      (e) Amendment No.4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin
          Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL
          Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No.1 on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

      (f) Amendment No.5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance
          Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home
          Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form
          N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

  (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable
      Insurance Company, Insurance Series, andFederated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6
      (FileNo. 333-65823), filed via EDGAR on April 30, 2002.

  (4) (a) Fund Participation Agreement dated July 19, 1999 among BT Insurance
          Funds Trust, Bankers Trust Company, and PHL Variable Insurance
          Company ("PHLVIC") is incorporated by reference to Post-Effective
          Amendment No.2 on Form S-6 (File No. 333-65823), filed via EDGAR on
          April 30, 2002.

      (b) Amendment No. 1 to the Fund Participation Agreement dated April 20,
          2001 among Deutsche Asset Management VIT Funds (formerly, BT
          Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

      (c) Amendment No. 2 to the Fund Participation Agreement dated October 29,
          2001 among Deutsche Asset Management VIT Funds, Deutsche Asset
          Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.


       (d) Amendment No. 3 dated February 1, 2008 to the Fund Participation
           Agreement dated July 19, 1999 among PHL Variable Insurance Company,
           DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT
           Funds and BT Insurance Funds Trust) and Deutsche Investment
           Management Americas Inc. (successor by merger to Deutsche Asset
           Management, Inc.) is incorporated by reference to Post-Effective
           Amendment No. 88 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

  (5)  Participation Agreement dated May 1, 2006 among PHL Variable Insurance
       Company, The Universal InstitutionalFunds, Inc., Morgan Stanley
       Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated byreference to Post Effective Amendment No. 9 on Form N-6
       (File No. 333-119916), filed via EDGAR on August 14,2006.

  (6)  Participation Agreement dated June 1, 2000 among PHL Variable Insurance
       Company, The Alger American Fund andFred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No.2 on Form S-6
       (FileNo. 333-65823), filed via EDGAR on April 30, 2002.

  (7)  (a) Participation Agreement dated June 1, 2000 among PHL Variable
           Insurance Company, Variable Insurance Products Fund and Fidelity
           Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

       (b) Amendment and Assignment dated as of June 6, 2007 between Variable
           Insurance Products Fund II ("Current Fund"), Fidelity Distributors
           Corporation (the "Underwriter") and PHL Variable Insurance Company
           (the "Company") to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-effective Amendment No.1 to Initial Registration Statement on Form N-6 (File No.333-143656) filed via EDGAR on November 7, 2007. (Note: Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset Manager: Growth
           Portfolio and Investment Grade Bond Portfolio into a new Variable
           Insurance Products Fund V. This Amendment (1)amends the Participation
           Agreement to delete the affected portfolios; and (2)creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each fund's rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)

  (8)  Participation Agreement dated March 29, 2001 among PHL Variable Insurance
       Company, AIM Variable InsuranceFunds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-EffectiveAmendment No. 2 on Form S-6 (File No. 333-65823), filed via
       EDGAR on April 30, 2002.

  (9)  Participation Agreement dated May 30, 2003 among PHL Variable Insurance
       Company, Rydex Variable Trust andRydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6
       (FileNo. 333-76778), filed via EDGAR on April 30, 2004.

  (10) Participation Agreement dated April 25, 2005 among PHL Variable Insurance
       Company, Lazard Asset ManagementSecurities LLC and Lazard Retirement
       Series, Inc., is incorporated by reference to Post-Effective Amendment
       No. 3 onForm N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006

  (11) Fund Participation Agreement dated April 14, 2005 among PHL Variable
       Insurance Company, Lord Abbett Series Fund,Inc., and Lord Abbett
       Distributor LLC, is incorporated by reference to the Post-Effective
       Amendment No. 3 on FormN-4 (File No. 333-123040), filed via EDGAR on
       April 27, 2006.

  (12) Participation Agreement dated May 1, 2006 among PHL Variable Insurance
       Company, Oppenheimer Variable AccountFunds and Oppenheimer Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6
       (FileNo. 333-119916), filed via EDGAR on August 14, 2006.

  (13) Participation Agreement dated May 1, 2006 among PHL Variable Insurance
       Company and Phoenix Life and AnnuityCompany, PIMCO Variable Insurance
       Trust and Allianz Global Investors Distributors LLC is incorporated by referenceto Post-Effective Amendment No. 9 on Form N-6 (File
       No. 333-119916), filed via EDGAR on August 14, 2006.

  (14) Participation Agreement dated May 1, 2006 among PHL Variable Insurance
       Company and Phoenix Life and AnnuityCompany, Neuberger Berman Advisers
       Management Trust and Neuberger Berman Management, Inc. is incorporatedby reference to Post-Effective Amendment No. 9 on Form N-6 (File
       No. 333-119916), filed via EDGAR on August 14,2006.

  (15) Amended and Restated Participation Agreement dated January 1, 2007, among
       The Phoenix Edge Series Fund,Phoenix Life Insurance Company, PHL Variable
       Insurance Company, and Phoenix Life and Annuity Company, isincorporated by reference to Form N-4 (File No. 033-87376), filed via EDGAR on Post-Effective No. 27, filed via EDGARon February 20, 2007.


  (16) Participation Agreement dated September 7, 2007 among PHL Variable Insurance Company, Sentinel Variable
       Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment
       No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

  (17) Participation Agreement dated April 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning
       Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-
       Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

  (18) Participation Agreement dated February 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning
       Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-
       Effective Amendment No. 8 on form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

       (b) Other Material Contracts:

           (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective
               Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

           (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services
               Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-
               Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

           (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance
               Funds, The Alger American Fund, DWS Funds, Federated Insurance Series,. Franklin Templeton Variable
               Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman
               Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust;
               and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-
               Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

           (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life
               Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the
               Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No. 6 on Form N-4
               (File No. 333-123035), filed via EDGAR on September 28, 2007.

           (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company,
               Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is
               incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via
               EDGAR on April 30, 2008.

  (9)Written Opinion and Consent of Michele Drummey, Esq., to be filed by amendment.

 (10)(a) Consent of Registered Independent Public Accountant to be filed by amendment.

     (b)Powers of Attorney for Philip K. Polkinghorn, Director and President, James D. Wehr, Director, Peter A. Hoffman, Chief Financial Officer, David R. Pellerin, Chief Accounting Officer and Christopher M. Wilkos, Director, are incorporated by reference to Post-Effective Amendment
        No. 6 to Registration Statement on Form S-1 (File No. 333-87218), filed via EDGAR on April 25, 2008.

 (11)Not Applicable.

 (12)Not Applicable

Item 25. Directors and Executive Officers of the Depositor.

Name                     Position
------------------------ -----------------------------
Philip K. Polkinghorn *  Director and President
James D. Wehr **         Director, Executive Vice
                         President and Chief
                         Investment Officer
John H. Beers *          Vice President and Secretary
Peter A. Hofmann *       Senior Executive Vice
                         President and Chief Financial
                         Officer
David R. Pellerin *      Senior Vice President and
                         Chief Accounting Officer
John R. Flores *         Vice President and Chief
                         Compliance Officer
Daniel J. Moskey *       Vice President and Treasurer
Tracy L. Rich *          Executive Vice President and
                         Assistant Secretary
Christopher M. Wilkos ** Director, Senior Vice
                         President and Corporate
                         Portfolio Manager
-----------------
* The business address of this individual is One American Row, Hartford, CT 06103-2899.

**The business address of this individual is 56 Prospect Street, Hartford, CT
  06115-0480.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware
   Phoenix Distribution Holding Company (100%) Connecticut
       WS Griffith Securities, Inc. (100%) New York
   Phoenix Investment Management Company (100%) Connecticut
       Phoenix Investment Partners, Ltd. (100%) Delaware
          DP Holdings, Ltd. (100%) New Brunswick, Canada
          DPCM Holdings, Inc. (100%) Illinois
          Duff & Phelps Investment Management Company (100%) Illinois
          Goodwin Capital Advisers, Inc. (100%) New York
          Kayne Anderson Rudnick Investment Management, LLC (100%) California Pasadena Capital Corporation (100%) California
              Engemann Asset Management (100%) California
          Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut Phoenix Equity Planning Corporation (100%) Connecticut
              Phoenix Investment Counsel, Inc. (100%) Massachusetts Phoenix/Zweig Advisers, LLC (100%) Delaware
              Euclid Advisors LLC (100%) New York
          PXP Securities Corp. (100%) New York
          Rutherford Financial Corporation (100%) Delaware
          Rutherford, Brown & Catherwood, LLC (73.2%) Delaware
          SCM Advisors, LLC (100%) California
          Walnut Asset Management, LLC (70.6%) Delaware
   Phoenix Life Insurance Company (100%) New York
     Phoenix Foundation (0%) Connecticut
     Next Generation Ventures LLC (50%) Connecticut
     Phoenix Life Separate Account B (100%) New York
     Phoenix Life Separate Account C (100%) New York
     Phoenix Life Separate Account D (100%) New York
     Phoenix Life Variable Accumulation Account (100%) New York
     Phoenix Life Variable Universal Life Account (100%) New York
     PM Holdings, Inc. (100%) Connecticut
       American Phoenix Life and Reassurance Company (100%) Connecticut
          Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania
          AGL Life Insurance Company (100%) Pennsylvania
          PFG Distribution Company (100%) Delaware
          Philadelphia Financial Group, Inc. (100%) Delaware
       PHL Variable Insurance Company (100%) Connecticut
          PHL Variable Accumulation Account (100%) Connecticut
          PHLVIC Variable Universal Life Account (100%) Connecticut
       Phoenix Founders, Inc. (100%) Connecticut
       Phoenix International Capital Corporation (100%) Connecticut
          Practicare, Inc. (100%) Delaware
       Phoenix Life and Annuity Company (100%) Connecticut
          Phoenix Life and Annuity Variable Universal Life Account
          (100%) Connecticut
       Phoenix New England Trust Holding Company (100%) Connecticut
       Phoenix Variable Advisors, Inc. (100%) Delaware
       PML International Insurance Limited (100%) Bermuda
     The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut Phoenix Life Solutions, Inc. (100%) Delaware

  Only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company andPhoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix LifeSeparate Account B, Phoenix Life Separate Account C, Phoenix Life SeparateAccount D, Phoenix Life Variable Accumulation Account, Phoenix Life VariableUniversal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal LifeAccount) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.

  As of February 29, 2008 there were 21,664 qualified and 11,994 non qualified contracts. Updated information to be filed by amendment.

Item 28. Indemnification.

  Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

  Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

1.Phoenix Equity Planning Corporation ("PEPCO")

  (a)PEPCO serves as the principal underwriter for the following entities:

   Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

  (b)Directors and Executive Officers of PEPCO.

Name                      Position
------------------------- -----------------------------
George R. Aylward, Jr. ** Director, Executive Vice
                          President
John H. Beers *           Vice President and Secretary
John R. Flores *          Vice President and Anti-Money
                          Laundering Officer
David Hanley **           Vice President and Treasurer
Stephen D. Gresham **     Director, Senior Vice
                          President
David C. Martin *         Vice President and Chief
                          Compliance Officer
Philip K. Polkinghorn *   Director, Executive Vice
                          President
-----------------
* The business address of this individual is One American Row, Hartford, CT 06103-2899.

**The business address of this individual is 56 Prospect Street, Hartford, CT
  06115-0480.

  (c)PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

          (1)           (2)
        Name of   Net Underwriting      (3)          (4)
       Principal   Discounts and   Compensation   Brokerage      (5)
      Underwriter   Commissions    on Redemption Commissions Compensation
      ----------- ---------------- ------------- ----------- ------------
         PEPCO           $0             $0           $0           $0

Item 30. Location of Accounts and Records.

  The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06103-2899.

Item 31. Management Services.

  Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

                                 Year Fee Paid
                                 ---- --------
                                 2007 $ 95,000
                                 2006 $101,000
                                 2005 $ 86,000

Item 32. Undertakings.

  (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

  (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

  (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and Representation Required by
Section 26(f)(2)(A) of the Investment Company Act of 1940

  PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHL Variable Accumulation Account causes this Post-Effective Amendment No. 32 to the Registration Statement (File
No. 033-87376) to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 6th day of June, 2008.

                                              PHL VARIABLE ACCUMULATION ACCOUNT
                                              (Registrant)

                                              By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President
                                                  of PHL Variable Insurance
                                                  Company

                                              PHL VARIABLE INSURANCE COMPANY

                                              By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President

                                              By: /s/ Kathleen A. McGah
                                                  ------------------------------
                                                  *Kathleen A. McGah

* As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No.32 to Registration Statement No.033-87376 on June 6, 2008.

Signature                                     Title
---------                                     -----

-----------------------                       Senior Vice President and
Peter A. Hofmann *                            Chief Financial Officer

-----------------------                       Senior Vice President and
David R. Pellerin *                           Chief Accounting Officer

-----------------------                       Director, President
Philip K. Polkinghorn *

-----------------------                       Director, Executive Vice President
James D. Wehr *                               and Chief Investment Officer

-----------------------                       Director, Senior Vice President
Christopher M. Wilkos *                       and Corporate Portfolio Manager

By: /s/ Kathleen A. McGah
    --------------------------
    * Kathleen A. McGah

* As Attorney-in-Fact pursuant to Powers of Attorney